UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21365
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
RiverSource LaSalle Global Real Estate Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.7%)(c)

Issuer	Shares		Value(a)
Australia (12.3%)
CFS Retail Property Trust	47,924		$82,444
Dexus Property Group	454,235		337,576
Mirvac Group	178,749		241,903
Stockland	47,831		175,101
Westfield Group	81,105		897,432

Total			1,734,456

Belgium (0.1%)
Cofinimmo	84		11,839

Bermuda (1.8%)
Hongkong Land Holdings Ltd.	50,453	(d)	255,796

Canada (2.3%)
Canadian Real Estate Investment Trust	6,663		181,420
First Capital Realty, Inc.	3,200		69,830
RioCan Real Estate Investment Trust	4,300		78,251

Total			329,501

Finland (0.4%)
Citycon OYJ	3,677		14,651
Sponda OYJ	11,559	(d)	48,244

Total			62,895

France (5.7%)
Mercialys SA	1,945		69,881
Unibail-Rodamco SE	3,606		730,594

Total			800,475

Germany (0.5%)
Deutsche Euroshop AG	2,162		71,005

Hong Kong (3.0%)
Great Eagle Holdings Ltd.	28,824		80,932
Hysan Development Co., Ltd.	38,090		110,138
The Link REIT	92,473		227,964

Total			419,034

Japan (6.1%)
Frontier Real Estate Investment Corp.	9		69,897
Japan Logistics Fund, Inc.	5		40,062
Japan Real Estate Investment Corp.	24		204,621
Japan Retail Fund Investment Corp.	39		45,892
Mitsui Fudosan Co., Ltd.	7,000		118,838

Issuer	Shares		Value(a)
Nippon Building Fund, Inc.	30		258,345
NTT Urban Development Corp.	141		119,159

Total			856,814

Netherlands (4.4%)
Corio NV	5,130		342,539
Eurocommercial Properties NV	2,215		89,006
VastNed Retail NV	870		58,109
Wereldhave NV	1,401		134,280

Total			623,934

Singapore (1.8%)
Ascendas Real Estate Investment Trust	95,663		131,326
CapitaLand Ltd.	41,000		116,381

Total			247,707

Sweden (1.8%)
Castellum AB	9,245	(d)	93,180
Hufvudstaden AB, Series A	12,012	(d)	102,762
Wihlborgs Fastigheter AB	2,541	(e)	53,686

Total			249,628

Switzerland (0.9%)
PSP Swiss Property AG	1,910	(b)	122,659

United Kingdom (7.8%)
Atrium European Real Estate Ltd.	18,512		118,520
Big Yellow Group PLC	11,892	(b)	61,357
British Land Co., PLC	31,092		226,992
Development Securities PLC	4,339		17,975
Great Portland Estates PLC	21,674		103,407
Hammerson PLC	29,981		178,982
Helical Bar PLC	4,150		21,280
Land Securities Group PLC	16,854		173,405
Metric Property Investments PLC	10,458	(b)	16,267
Segro PLC	15,192		73,680
Shaftesbury PLC	17,947		104,744

Total			1,096,609

United States (50.8%)
Acadia Realty Trust	2,617		46,740
AMB Property Corp.	7,275		198,171
AvalonBay Communities, Inc.	6,485		559,980
BioMed Realty Trust, Inc.	7,624		126,101
Boston Properties, Inc.	4,833		364,602
Camden Property Trust	3,680		153,198
Corporate Office Properties Trust	3,909		156,868
Cousins Properties, Inc.	7,328		60,896
Digital Realty Trust, Inc.	3,127		169,483
Douglas Emmett, Inc.	11,964	(d)	183,887
DuPont Fabros Technology, Inc.	1,471		31,759
EastGroup Properties, Inc.	1,426		53,817
Equity Residential	9,743		381,438
Essex Property Trust, Inc.	1,743		156,783

Issuer	Shares		Value(a)
Extra Space Storage, Inc.	6,091		77,234
Federal Realty Investment Trust	4,456		324,441
Glimcher Realty Trust	1,873		9,496
HCP, Inc.	2,366		78,078
Healthcare Realty Trust, Inc.	2,559		59,599
Host Hotels & Resorts, Inc.	22,926		335,866
Kilroy Realty Corp.	5,867		180,938
Pebblebrook Hotel Trust	1,574	(b)	33,101
ProLogis	10,888		143,722
Public Storage	5,812		534,646
Regency Centers Corp.	6,731	(d)	252,211
Retail Opportunity Investments Corp.	4,549	(b)	46,036
Senior Housing Properties Trust	11,426		253,086
Simon Property Group, Inc.	10,452		876,923
SL Green Realty Corp.	3,664		209,837
Taubman Centers, Inc.	3,546		141,556
Ventas, Inc.	8,731		414,548
Vornado Realty Trust	6,993		529,370

Total			7,144,411

Total Common Stocks (Cost: $14,371,052)			$14,026,763

Closed-End Funds (0.1%)(c)

Issuer	Shares		Value(a)
Luxembourg
ProLogis European Properties	2,094	(b)	$14,744

Total Closed-End Funds (Cost: $11,810)			$14,744

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	12,628	(f)	$12,628

Total Money Market Fund (Cost: $12,628)			$12,628

Investments of Cash Collateral Received for Securities on Loan (2.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	323,421	$323,421

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $323,421)		$323,421

Total Investments in Securities (Cost: $14,718,911)(g)		$14,377,556

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Real Estate Investment Trusts (REITs)(1)	88.5%	$12,445,691
Real Estate Management & Development	11.3	1,595,816
Other(2)	2.4	336,049

Total		$14,377,556

(1)	Includes U.S. REITs as well as entities similar to REITs formed under the laws of non-U.S. countries.

(2)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $53,686, representing 0.38% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Wihlborgs Fastigheter AB	01-07-10 thru 02-05-10	$49,925

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(g)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $14,719,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$972,000
Unrealized depreciation	(1,313,000)

Net unrealized depreciation	$(341,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$14,026,763	$—	$—	$14,026,763

Total Equity Securities	14,026,763	—	—	14,026,763

Other
Closed-End Funds	14,744	—	—	14,744
Affiliated Money Market Fund(b)	12,628	—	—	12,628
Investments of Cash Collateral Received for Securities on Loan(c)	323,421	—	—	323,421

Total Other	350,793	—	—	350,793

Total	$14,377,556	$—	$—	$14,377,556

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource LaSalle Monthly Dividend Real Estate Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.5%)

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (98.8%)
Acadia Realty Trust	10,762		$192,209
AMB Property Corp.	30,367		827,197
AvalonBay Communities, Inc.	15,830		1,366,921
BioMed Realty Trust, Inc.	30,908		511,218
Boston Properties, Inc.	18,580		1,401,675
Camden Property Trust	27,929		1,162,684
Corporate Office Properties Trust	14,627		586,982
Cousins Properties, Inc.	27,145		225,575
Digital Realty Trust, Inc.	11,971	(c)	648,828
Douglas Emmett, Inc.	41,262		634,197
DuPont Fabros Technology, Inc.	5,453		117,730
EastGroup Properties, Inc.	5,260		198,512
Equity Residential	35,364		1,384,501
Essex Property Trust, Inc.	9,939		894,013
Extra Space Storage, Inc.	23,927		303,394
Federal Realty Investment Trust	17,534		1,276,651
Glimcher Realty Trust	9,021		45,736
HCP, Inc.	12,735		420,255
Healthcare Realty Trust, Inc.	15,625		363,906
Host Hotels & Resorts, Inc.	85,246		1,248,854
Kilroy Realty Corp.	23,121		713,052
Pebblebrook Hotel Trust	6,675	(b)	140,375
Plum Creek Timber Co., Inc.	15,984		621,937
ProLogis	41,946	(c)	553,687
Public Storage	21,547		1,982,109
Regency Centers Corp.	26,256	(c)	983,812
Senior Housing Properties Trust	49,177		1,089,271
Simon Property Group, Inc.	32,986		2,767,526
SL Green Realty Corp.	13,742		787,004
Taubman Centers, Inc.	18,291		730,177
The Macerich Co.	6,935		265,680
Ventas, Inc.	28,567		1,356,361
Vornado Realty Trust	28,613		2,166,005

Total			27,968,034

Real Estate Management & Development (0.7%)
Retail Opportunity Investments Corp.	18,438	(b)	186,593

Total Common Stocks (Cost: $19,605,540)			$28,154,627

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	117,495	(d)	$117,495

Total Money Market Fund (Cost: $117,495)			$117,495

Investments of Cash Collateral Received for Securities on Loan (2.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	604,538	$604,538

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $604,538)		$604,538

Total Investments in Securities (Cost: $20,327,573)(e)		$28,876,660

Notes to Portfolio of Investments
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	At March 31, 2010, security was partially or fully on loan.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(e)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $20,328,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,609,000
Unrealized depreciation	(60,000)

Net unrealized appreciation	$8,549,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$28,154,627	$—	$—	$28,154,627

Total Equity Securities	28,154,627	—	—	28,154,627

Other
Affiliated Money Market Fund(b)	117,495	—	—	117,495
Investments of Cash Collateral Received for Securities on Loan(c)	604,538	—	—	604,538

Total Other	722,033	—	—	722,033

Total	$28,876,660	$—	$—	$28,876,660

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      Seligman LaSalle Real Estate Fund Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	May 26, 2010